Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Feb. 29, 2016	Feb. 28, 2026	Feb. 28, 2017	Feb. 28, 2018	Feb. 28, 2019	Feb. 29, 2020	Feb. 28, 2021	Feb. 28, 2022	Feb. 28, 2023	Feb. 29, 2024	Feb. 28, 2025	Feb. 28, 2026
C000143970
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares with sales load
Accumulated Value	$ 9,557		$ 11,465	$ 11,832	$ 12,214	$ 12,700	$ 14,265	$ 14,576	$ 13,590	$ 14,927	$ 16,162	$ 17,276
C000143971
Account Value [Line Items]
Line Graph and Table Measure Name		Class C Shares with sales load
Accumulated Value	10,000		11,911	12,218	12,519	12,912	14,387	14,581	13,462	14,691	15,907	17,003
C000130168
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	10,000		12,033	12,467	12,881	13,426	15,145	15,512	14,470	15,961	17,327	18,567
C000190443
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares
Accumulated Value	10,000		12,002	12,412	12,845	13,390	15,104	15,473	14,437	15,926	17,289	18,528
C000024613
Account Value [Line Items]
Line Graph and Table Measure Name		Service Shares
Accumulated Value	10,000		12,002	12,385	12,784	13,292	14,955	15,258	14,220	15,646	16,941	18,109
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	10,000		10,142	10,193	10,516	11,744	11,907	11,592	10,465	10,813	11,441	12,158
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	10,000		10,142	10,193	10,516	11,744	11,907	11,592	10,465	10,813	11,441	12,158
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	10,000		10,142	10,193	10,516	11,744	11,907	11,592	10,465	10,813	11,441	12,158
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	10,000		10,142	10,193	10,516	11,744	11,907	11,592	10,465	10,813	11,441	12,158
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	10,000		10,142	10,193	10,516	11,744	11,907	11,592	10,465	10,813	11,441	12,158
FEDERATED INDEX: Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Corporate High Yield 2% Issuer Capped Index
Accumulated Value	10,000		12,183	12,692	13,239	14,046	15,354	15,452	14,609	16,218	17,854	19,137
FEDERATED INDEX: Lipper High Yield Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper High Yield Funds Average
Accumulated Value	10,000		11,880	12,316	12,722	13,422	14,543	14,671	13,865	15,265	16,663	17,798
FEDERATED INDEX: Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Corporate High Yield 2% Issuer Capped Index
Accumulated Value	10,000		12,183	12,692	13,239	14,046	15,354	15,452	14,609	16,218	17,854	19,137
FEDERATED INDEX: Lipper High Yield Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper High Yield Funds Average
Accumulated Value	10,000		11,880	12,316	12,722	13,422	14,543	14,671	13,865	15,265	16,663	17,798
FEDERATED INDEX: Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Corporate High Yield 2% Issuer Capped Index
Accumulated Value	10,000		12,183	12,692	13,239	14,046	15,354	15,452	14,609	16,218	17,854	19,137
FEDERATED INDEX: Lipper High Yield Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper High Yield Funds Average
Accumulated Value	10,000		11,880	12,316	12,722	13,422	14,543	14,671	13,865	15,265	16,663	17,798
FEDERATED INDEX: Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Corporate High Yield 2% Issuer Capped Index
Accumulated Value	10,000		12,183	12,692	13,239	14,046	15,354	15,452	14,609	16,218	17,854	19,137
FEDERATED INDEX: Lipper High Yield Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper High Yield Funds Average
Accumulated Value	10,000		11,880	12,316	12,722	13,422	14,543	14,671	13,865	15,265	16,663	17,798
FEDERATED INDEX: Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Corporate High Yield 2% Issuer Capped Index
Accumulated Value	10,000		12,183	12,692	13,239	14,046	15,354	15,452	14,609	16,218	17,854	19,137
FEDERATED INDEX: Lipper High Yield Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper High Yield Funds Average
Accumulated Value	$ 10,000		$ 11,880	$ 12,316	$ 12,722	$ 13,422	$ 14,543	$ 14,671	$ 13,865	$ 15,265	$ 16,663	$ 17,798